Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventory
(in thousands)	March 31, 2022	December 31, 2021
Raw materials	$15,952	$15,205
Work in process	988	—
Finished goods	118	93
Total inventory	$17,058	$15,298
Inventory (current)	$14,236	$11,213
Non-current inventory	$2,822	$4,085

	December 31,
(in thousands)	2021	2020
Raw materials	$15,205	$12,883
Finished goods	93	161
Total inventory	$15,298	$13,044
Inventory (current)	$11,213	$7,020
Non-current inventory	$4,085	$6,024